U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20594

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of form before preparing form.
                              Please print or type.


1.    Name and address of issuer:
      JPMorgan Value Opportunuties Fund, Inc.
       1101 Vermont Avenue, N.W. Suite 600
       Washington, DC 20005

2. Name of each series or class of funds for which this notice is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes:                                             |X|

3.    Investment Company Act File Number:    811-4321
      Securities Act File Number:                    2-97999

4(a).     Last day of fiscal year for which this Form is filed:
          December 31, 2001

4(b). Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). / /Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                $   10,618,770

      (ii)  Aggregate price of securities redeemed or repurchased
            during the fiscal year:                                   $6,490,586

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to
            reduce registration fees payable to the Commission:       $8,707,703

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii):                            $ 15,198,289

      (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $

       (vi) Redemption credits available for use in future years $(4,579,519) if item 5(i) is less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:
      _-------------------------------------------------------------------------
      (vii) Multiplier for determining registration fee (See Instruction C.9):
                                                                      x .000092

      (viii)Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):               $              0


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6.    Prepaid Shares

     If   the  response  to item  5(i) was  determined  by  deducting  an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
     (number of shares or other units)  deducted  here:  __________
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining  unsold at the
     end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________
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7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
      (see Insruction D):

                                                                     +$_______0_
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viiii) plus line 7]:
                                                                     =$        0
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      Method of delivery:

                  / /  Wire transfer
                  / /  Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*     /s/ Howard L. Kitzmiller
                                    Howard L. Kitzmiller
                                    Secretary

      Date  March 5, 2002

   * Please print the name and title of the signing officer below the signature.